Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income tax	$ 41,733,373	$ 1,272,747	$ 42,611,823	$ 81,763,628
Adjustments for:
Depreciation expense	55,995,198	1,707,691	54,195,380	51,520,810
Amortization expense	3,820,014	116,499	3,906,483	3,931,079
Net gain on fair value change of financial assets and liabilities at fair value through profit or loss	(9,832,900)	(299,875)	(1,860,511)	(4,107,745)
Finance costs	6,777,032	206,680	6,272,086	4,009,782
Interest income	(1,883,518)	(57,442)	(1,513,407)	(654,747)
Dividend income	(194,812)	(5,941)	(256,160)	(278,381)
Share-based payment compensations	2,188,600	66,746	742,890	989,843
Share of profit of associates and joint ventures	(896,702)	(27,347)	(1,080,600)	(1,185,377)
Gain on disposal of property, plant and equipment	(208,980)	(6,373)	(161,761)	(113,356)
Gain on disposal of investments accounted for using the equity method	(20,952)	(639)	(55,795)	(80,317)
Impairment loss recognized on financial assets	195,455	5,961	108,443	119,974
Impairment loss recognized on non-financial assets	603,756	18,413	3,536,506	2,359,055
Gain on disposal of subsidiaries	0	0	(529,721)	0
Gain on bargain purchase	(76,715)	(2,340)
Net loss on foreign currency exchange	3,377,808	103,013	10,127	6,318,273
Others	(65,671)	(2,003)	34,888	6,766
Changes in operating assets and liabilities
Financial assets mandatorily at fair value through profit or loss	7,767,363	236,882	8,453,963	7,070,941
Contract assets	(540,241)	(16,476)	631,097	(123,964)
Trade receivables	(14,331,791)	(437,078)	15,868,810	754,156
Other receivables	1,068,459	32,585	348,614	(1,953,605)
Inventories	1,781,135	54,319	25,401,815	(21,669,101)
Other current assets	(620,913)	(18,936)	(292,294)	20,864
Other financial assets	1,009,130	30,776	(718,946)	(3,476,090)
Other operating activities assets	181,390	5,532	92,135	(606,418)
Financial liabilities held for trading	(2,966,792)	(90,478)	(3,619,901)	(5,928,083)
Trade payables	7,694,702	234,666	(9,037,355)	(5,456,906)
Other payables	1,540,330	46,976	(8,281,769)	7,047,162
Other current liabilities	95,790	2,921	(877,245)	1,592,098
Other operating activities liabilities	(387,660)	(11,822)	(182,534)	5,265,384
Cash generated from operations	103,801,888	3,165,657	133,747,061	127,135,725
Interest received	1,811,676	55,251	1,479,507	652,679
Dividend received	665,916	20,309	668,883	957,611
Interest paid	(6,419,091)	(195,764)	(5,998,956)	(3,494,516)
Income tax paid	(9,072,635)	(276,689)	(15,474,646)	(14,250,527)
Net cash generated from operating activities	90,787,754	2,768,764	114,421,849	111,000,972
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of financial assets at fair value through other comprehensive income	(13,560)	(413)	(184,355)	(20,000)
Proceeds from disposal of financial assets at fair value through other comprehensive income	405	12	0	0
Return of capital from financial assets at fair value through other comprehensive income	184,050	5,613	188,347	63,051
Acquisition of associates and joint ventures	(14,700)	(448)	(2,259,757)	(117,589)
Proceeds from disposal of investments accounted for using the equity method	0	0	489,329	0
Net proceeds outflow on acquisition of subsidiaries	(1,627,074)	(49,621)	(1,224,183)	0
Net proceeds from disposal of subsidiaries	0	0	2,093,700	0
Payments for property, plant and equipment	(79,521,938)	(2,425,189)	(54,158,229)	(72,639,905)
Proceeds from disposal of property, plant and equipment	908,053	27,693	475,326	749,757
Payments for intangible assets	(1,567,300)	(47,798)	(395,651)	(382,767)
Proceeds from disposal of intangible assets	10,177	310	9,901	4,932
Payments for right-of-use assets	(593,496)	(18,100)	(35,851)	(682,602)
Payments for investment properties	(15,145)	(462)	(35,304)	(114,786)
Proceeds from disposal of investment properties	34	1	0	0
Increase in other financial assets	(1,686,349)	(51,429)	(485,132)	(268,205)
Decrease in other financial assets	1,530,701	46,682	226,397	252,845
Increase in other non-current assets	(473,350)	(14,436)	(294,680)	(267,003)
Decrease in other non-current assets	140,976	4,300	80,668	280,916
Income tax paid	(1,170,149)	(35,686)	0	(842,440)
Other investing activities items	0	0	387,480	31,922
Net cash used in investing activities	(83,908,665)	(2,558,971)	(55,121,994)	(73,951,874)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings	0	0	3,231,840	1,866,253
Proceeds from short-term bills payable	0	0	2,787,340	0
Repayment of short-term borrowings	(4,514,729)	(137,686)	0	0
Repayment of short-term bills payable	(2,787,340)	(85,006)	0	0
Proceeds from bonds offering	1,035,014	31,565	2,426,634	6,365,377
Repayment of bonds payable	(13,902,400)	(423,983)	(5,000,000)	(9,904,800)
Proceeds from long-term borrowings	244,731,255	7,463,594	286,268,360	214,642,236
Repayment of long-term borrowings	(208,074,986)	(6,345,684)	(300,531,590)	(244,158,657)
Repayment of the principle portion of lease liabilities	(1,547,291)	(47,188)	(1,136,666)	(1,035,019)
Dividends paid	(22,459,417)	(684,947)	(37,840,609)	(29,990,842)
Proceeds from exercise of employee share options	1,103,058	33,640	1,175,260	1,069,255
Payments for buy-back of ordinary shares	0	0	0	(205,608)
Decrease in non-controlling interests	(872,613)	(26,612)	(484,348)	(1,108,010)
Other financing activities items	18,243	556	2,740	1,009
Net cash used in financing activities	(7,271,206)	(221,751)	(49,101,039)	(62,458,806)
EFFECTS OF EXCHANGE RATE CHANGES ON THE BALANCE OF CASH AND CASH EQUIVALENTS HELD IN FOREIGN CURRENCY	9,600,423	292,785	(954,692)	7,376,757
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	9,208,306	280,827	9,244,124	(18,032,951)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	67,284,518	2,051,983	58,040,394	76,073,345
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 76,492,824	$ 2,332,810	$ 67,284,518	$ 58,040,394